BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2020
BORROWINGS [Abstract]
Borrowings
	Note	June 30, 2020	June 30, 2019
		(US$’000)
Long-term other borrowings	13.1	9,783	12,993
Line of credit	13.2	21,475	36,026
		31,258	49,019
Less: Current portion of;
− long-term other borrowings	13.1	(6,001)	(5,809)
− line of credit	13.2	(21,475)	(36,026)
Less: Current portion of borrowings		(27,476)	(41,835)
Non-current portion of borrowings		3,782	7,184

Long-term Other Borrowings
13.1.	Long-term other borrowings

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Financial Institutions
IBM Credit LLC	13.1.1	974	1,924
Hewlett-Packard Financial Services Co.	13.1.1	923	-
PNC Bank, N.A.	13.2.1	-	188
IPFS Corporation	13.1.2	759	614
Heritage Bank of Commerce	13.2.3	1,833	1,000
PNC Term loan	13.2.1	2,359	7,111
First Global Bank Limited Demand loan	13.1.3	2,935	2,156
		9,783	12,993
Less: Current portion of long-term other borrowings		(6,001)	(5,809)
Non-current portion of long term other borrowings		3,782	7,184

Line of Credit
13.2.	Line of credit

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Financial Institutions
PNC Bank, N.A.	13.2.1	19,830	33,521
Seacoast Business Funding	13.2.2	220	80
Heritage Bank of Commerce	13.2.3	1,425	2,425
		21,475	36,026

Changes in Liabilities Arising from Financing Activities
13.4.	Changes in liabilities arising from financing activities:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Balance of debt, July 1,	118,253	62,958	57,948
Changes from operating cash flows	(3,379)	458	-
Changes from financing cash flows	(33,746)	10,124	3,333
New assets (2018: finance leases)	24,295	89,771	1,857
Non cash item - disposal of subsidiary	-	(43,431)	-
Foreign exchange movement	547	(1,627)	(180)
Balance of debt, June 30,	105,970	118,253	62,958